FINANCIAL RISK MANAGEMENT - Effect of Foreign Currency Derivatives Impacts and Financing Transaction Exposures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized exchange (losses) / gains on foreign currency derivatives - net	€ (11)	€ 1	€ 11
Unrealized gains / (losses) on foreign currency derivatives - net	(8)	1	(3)
Total	(32)	13	28
Currency risk | At Fair Value through Profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized exchange (losses) / gains on foreign currency derivatives - net	7	9	5
Unrealized gains / (losses) on foreign currency derivatives - net	(39)	4	23
Total	€ (32)	€ 13	€ 28